Condensed Financial Information for Parent Company Only (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Dividends from bank subsidiary									$ 41	$ 31
Income before Income Taxes									5,692	5,241
Net Income	1,037	1,136	1,224	1,135	974	1,090	1,092	990	4,532	4,146
Total Comprehensive Income									4,575	4,082
Parent [Member]
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Dividends from bank subsidiary									1,631	1,055
Other dividends									51	42
Realized gains on sales of securities										8
Total Income									1,682	1,105
Expenses									216	206
Income before Income Taxes									1,466	899
Equity in undistributed earnings of bank subsidiary									3,066	3,247
Net Income									4,532	4,146
Total Comprehensive Income									$ 4,575	$ 4,082